OPERATING PROFIT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GROUP INCOME STATEMENT
Revenue		$ 5,138	$ 4,904	$ 4,765
Cost of goods sold		(1,338)	(1,298)	(1,248)
Gross profit		3,800	3,606	3,517
Research and development expenses		(292)	(246)	(223)
Marketing, selling and distribution expenses		(1,911)	(1,820)	(1,781)
Administrative expenses		(782)	(677)	(579)
Selling, general and administrative expenses		(2,693)	(2,497)	(2,360)
Operating profit		815	863	934
Charge relating to legal and other items		5	4	0
Change for the year - amortisation		61	63	62
Restructuring and rationalisation expenses included in administrative expenses		127
Amortisation and Impairment of Acquisition Intangibles		143	113	140
Legal and other charges		24	9	0
Legal and other		45	34	(16)
Legal and other items		16	21	16
Acquisition-related costs included in administrative expenses		32	7	10
Other operating income		(147)	(107)	(66)
Amortisation of intangibles		204	176	192
Impairment of intangible assets		2	3	10
Impairment of property, plant and equipment		4	5
Depreciation of property, plant and equipment		292	251	243
Fair value remeasurement of trade investments		12	9
Loss on disposal of property, plant and equipment and intangible assets		16	19	13
Operating lease payments for land and buildings			32	36
Operating lease payments for other assets			25	21
Advertising costs		85	88	102
Other operating income		147	$ 84	$ 54
Depreciation of right-of-use assets	$ 50	$ 50